CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net Income	$ 4,055	$ 1,799	$ 4,454
Less: net earnings (loss) attributable to non-controlling interests	2,478	2,038
Net income (loss) attributable to Optibase LTD	1,577	(239)	4,454
Other comprehensive income:
Change in foreign currency translation adjustment	1,172	(305)	533
Less: other comprehensive income (loss) attributable to non-controlling interests	491	(131)
Other comprehensive income (loss) attributable to Optibase LTD.	681	(174)	533
Comprehensive income	5,227	1,494	4,987
Less: comprehensive income attributable to non-controlling interest	2,969	1,907
Comprehensive income attributable to Optibase LTD.	$ 2,258	$ (413)	$ 4,987